Acquisitions (Details) - USD ($) $ in Thousands	Apr. 05, 2022	Aug. 10, 2021	Aug. 07, 2020
Custom Gateway [Member]
Acquisitions (Details) [Line Items]
Total consideration			$ 16,884
Acquisition related costs			$ 648
Voxel8 Inc. [Member]
Acquisitions (Details) [Line Items]
Total consideration		$ 14,991
Acquisition related costs		$ 212
Tesoma GMBH [Member]
Acquisitions (Details) [Line Items]
Total consideration	$ 15,443
Acquisition related costs	$ 512